Restructuring - Net Restructuring by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Restructuring by Type
Restructuring, Staff related	€ (430)	€ (491)	€ (663)
thereof [Abstract]
Termination Benefits	(402)	(432)	(602)
Retention Acceleration	(26)	(54)	(61)
Social Security	(2)	(5)	0
Restructuring, Non Staff related	(17)	7	(46)
Total Net Restructuring Charges	€ 447	€ (484)	€ 710